Net Loss per Share - Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net Income (Loss)	$ (113,724)	$ (250,157)
Denominator:
Weighted average common shares outstanding, basic	128,003,294	108,077,043
Weighted average common shares outstanding, diluted	128,003,294	108,077,043
Net loss per share attributable to common stockholders, basic	$ (0.89)	$ (2.31)
Net loss per share attributable to common stockholders, diluted	$ (0.89)	$ (2.31)
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:
Investment, Type [Extensible Enumeration]	Warrant [Member]
Employee Stock Option
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:	14,844,112	14,940,034
Unvested Restricted Stock Units [Member]
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:	3,377,804	1,549,540
Shares Issuable under employee stock purchase plan [Member]
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:	297,784	89,593
Common Stock [Member]
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:
Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:	1,177,433